SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Book loss					$ (583,482)	$ (300,055)
Stock based compensation					427,056	203,606
Non-deductible expenses					87	1,352
Unrealized/Realized gains or losses on Securities (net)					2,709	1,642
Change in NOL valuation allowance					153,630	93,455
Income tax expense benefit